S-K 1608, De-SPAC Tender Offer Filing Obligations	Apr. 22, 2025
Tender Offer Filing Obligations [Abstract]
Tender Offer Filing Obligations [Text Block]
Business Combination Consideration
The consideration to be received by the Legacy Kodiak Securityholders in the Business Combination will be equal to the Aggregate Consideration to be issued at the Closing, and, to the extent issuable pursuant to the Business Combination Agreement, the Earn Out Securities.
At the Closing, Kodiak will contribute to Legacy Kodiak an amount in cash (the “
Available Closing Cash
”) equal to, as of immediately prior to the Closing, the sum of (without duplication): (a) all amounts in the Trust Account; less (i) amounts required for the redemptions of Public Shares by Public Shareholders and related excise taxes as determined in accordance with the Business Combination Agreement; and (ii) transaction expenses of Legacy Kodiak and AACT; plus (b) the aggregate proceeds, if any, actually received by AACT from the PIPE Investments; plus (c) all other cash and cash equivalents of AACT, determined in accordance with GAAP as of 11:59 p.m., Eastern Time, on the day immediately preceding the Closing Date.
As part of the Business Combination, Legacy Kodiak Securityholders will receive, on a pro rata basis, up to an aggregate of 75,000,000 Earn Out Securities upon satisfaction of certain milestones. The Earn Out RSUs will be issued shortly following the Closing to holders of Legacy Kodiak Options. The Earn Out Securities issuable in

Kodiak Common Stock will be issued upon satisfaction of the applicable milestones. In addition to such milestone vesting conditions, the vesting of each Earn Out RSU will be subject to certain service-based vesting conditions. An initial 25,000,000 Earn Out Securities will vest or be issued to Legacy Kodiak Securityholders, if, within the Earn Out Period, the volume weighted average closing sale price of Kodiak Common Stock equals or exceeds the Triggering Event I Threshold, and causes Triggering Event I. An additional 25,000,000 Earn Out Securities will vest or be issued to Legacy Kodiak Securityholders, if, within the Earn Out Period, the volume weighted average closing sale price of Kodiak Common Stock equals or exceeds the Triggering Event II Threshold, and causes Triggering Event II. The remaining 25,000,000 Earn Out Securities will vest or be issued to Legacy Kodiak Securityholders, if, within the Earn Out Period, the volume weighted average closing sale price of Kodiak Common Stock equals or exceeds the Triggering Event III Threshold, and causes Triggering Event III.
Exchanged Kodiak Options and Restricted Stock Unit Awards
In connection with the Business Combination, each Legacy Kodiak Option that is outstanding and unexercised as of immediately prior to the Closing automatically will be converted into an Exchanged Kodiak Option equal to: (i) the number of shares of Legacy Kodiak Common Stock subject to such Legacy Kodiak Option immediately prior to the Closing; multiplied by (ii) the Per Share Merger Consideration (rounded down to the nearest whole share, with no cash being payable for any fractional share eliminated by such rounding). The per share exercise price of each such Exchanged Kodiak Option shall be equal to: (x) the per share exercise price of the corresponding Legacy Kodiak Option immediately prior to the Closing, divided by (y) the Per Share Merger Consideration (rounded up to the nearest whole cent).
In addition, as soon as reasonably practicable following the Closing, each holder of a Legacy Kodiak Option who remains in continuous service to Kodiak following the Closing through the grant date will receive Earn Out RSUs covering a number of shares of Kodiak Common Stock equal to the product of: (i) the number of shares of Legacy Kodiak Common Stock that were issuable upon exercise of such Legacy Kodiak Option as of immediately prior to the Closing; multiplied by (ii) Per Option Share Earn Out RSU Amount. Each Earn Out RSU will be subject to certain service-based vesting conditions. In addition, one-third
of such Earn Out RSUs will become eligible to vest upon the occurrence of each Triggering Event as described further in section entitled “
The Business Combination Proposal—The Business Combination Agreement—Business Combination Consideration
.” Such Earn Out RSUs comprise part of the 75,000,000 Earn Out Securities discussed elsewhere in this proxy statement/prospectus.
An estimated 56,100,142 shares will be reserved for the potential future issuance of Kodiak Common Stock upon the exercise of Exchanged Kodiak Options and an estimated 19,168,470 shares of Kodiak Common Stock will be reserved for the potential future issuance of Kodiak Common Stock upon the settlement of the Earn Out RSUs following the satisfaction of the applicable vesting conditions.
Assumed Kodiak Warrants
In connection with the Business Combination, each Legacy Kodiak Warrant that is outstanding and unexercised as of immediately prior to the Closing and not subject to a binding net exercise agreement will become
an Assumed Kodiak Warrant pursuant to the terms of such Legacy Kodiak Warrant. The number of Kodiak Common Stock subject to each Assumed Kodiak Warrant shall be determined by multiplying (i) the number of shares of Legacy Kodiak Common Stock subject to such Legacy Kodiak Warrant immediately prior to the Closing by (ii) the Per Share Merger Consideration, and rounding the resulting number down to the nearest whole share. The per share exercise price of each such Assumed Kodiak Warrant shall be determined by dividing (x) the per share exercise price of the corresponding Legacy Kodiak Warrant immediately prior to the Closing by (y) the Per Share Merger Consideration, and rounding the resulting exercise price up to the nearest whole cent.

An estimated 576,3
27
shares will be reserved for the potential future issuance of Kodiak Common Stock upon the exercise of the Assumed Kodiak Warrants.
Closing Conditions
The consummation of the Business Combination Agreement is conditioned upon the satisfaction or written waiver (where permissible) by the parties to the Business Combination Agreement of certain customary closing conditions. These conditions include: (i) the approval by AACT’s shareholders of the Condition Precedent Proposals; (ii) the requisite approval of Legacy Kodiak’s stockholders for the Business Combination; (iii) the completion of the Domestication; (iv) the truth and accuracy of representations and warranties provided by each of AACT, Merger Sub and Legacy Kodiak and the performance by each of AACT, Merger Sub and Legacy Kodiak of their respective obligations and covenants under the Business Combination Agreement, in each case, to customary materiality standards; (v) the absence of any AACT Material Adverse Effect or Legacy Kodiak Material Adverse Effect that is continuing; (vi) any applicable waiting period or any extension of any application waiting period under the HSR ACT in respect of the Business Combination being expired or earlier terminated without the imposition of burdensome conditions; (vii) the Registration Statement becoming and remaining effective with the SEC; (viii) conditional approval of the Kodiak Common Stock by the stock exchange selected by the parties, subject to satisfaction of the round lot holders requirement for initial listing; and (ix) the delivery of customary certificates, instruments, contracts and other documents specified to be delivered by the respective parties under the Business Combination Agreement. For more information, see “
The Business Combination Proposal—Business Combination Agreement—Closing Conditions
.”
Related Agreements
This section describes certain additional agreements entered into or to be entered into pursuant to the Business Combination Agreement. For more information, see “
Business Combination Proposal—Related Agreements
.”
A&R Registration Rights Agreement
At the Closing, Kodiak, the Sponsor and certain Legacy Kodiak Securityholders will enter into the A&R Registration Rights Agreement. Among other things, the A&R Registration Rights Agreement provides that the Sponsor and such other securityholders will be granted certain customary registration rights, on the terms and subject to the conditions in the A&R Registration Rights Agreement, with respect to securities of Kodiak that they will hold following the Business Combination.
Company Support Agreement
Following the execution of the Business Combination Agreement (except in the case of the Company Support Agreement of Don Burnette, which was delivered in advance of the execution of the Business Combination Agreement), certain Legacy Kodiak Stockholders (the “
Legacy
Kodiak Support Parties
”), entered into the Company Support Agreement pursuant to which such Legacy Kodiak Support Parties agreed to, among other things, vote (or act by written consent) to approve and adopt the Business Combination Agreement and the consummation of the transactions contemplated thereby, in each case, subject to the terms and conditions of the Company Support Agreement.
Sponsor Support Agreement
Concurrently with the execution and delivery of the Business Combination Agreement, the Sponsor, AACT and Legacy Kodiak entered into the Sponsor Support Agreement. Pursuant to the terms of the Sponsor Support Agreement, among other things, the Sponsor agreed to vote (or act by written consent) and approve the Business

Combination Agreement and the consummation of the transactions contemplated by the Business Combination Agreement, including in favor of each Shareholder Proposal. If at any time following the Signing Date and until the termination of the Business Combination Agreement, the AACT Board or the Special Committee effects a Modification in Recommendation (as defined in
The Business Combination Proposal
), then the obligations to vote or consent in accordance with the foregoing clause shall automatically be deemed to be modified such that the Sponsor will vote or provide its consent with respect to its Founder Shares in the same proportion to the votes cast or consent provided, as applicable, of the Public Shareholders.
The Sponsor also agreed to subject 50% of its Founder Shares to a vesting requirement. Pursuant to the Sponsor Support Agreement, the Sponsor Earn Out Securities will vest only upon the occurrence of Triggering Event I within the Earn Out Period. If a Change of Control occurs following the third anniversary of the Closing and prior to the expiration of the Earn Out Period that results in the holders of Kodiak Common Stock receiving a per share price greater than or equal to $18.00 (as adjusted as appropriate to reflect any stock splits, reverse stock splits, stock dividends, extraordinary cash dividends, reorganizations, recapitalizations and similar actions occurring after the Closing), then Triggering Event I will be deemed to have been achieved as of immediately prior to the consummation of such Change of Control and the Sponsor Earn Out Securities will vest and participate in such Change of Control.
Observer Agreement
In connection with the Closing, AACT will enter into the Observer Agreement with the Sponsor. Pursuant to the Observer Agreement, following the Closing, the Sponsor will be entitled to appoint one non-voting observer representative to attend certain meetings of the Kodiak Board and Kodiak Board committees until the commencement of the third annual meeting of stockholders of Kodiak following the Closing, subject to certain exceptions.
PIPE Subscription Agreements
Concurrently with the execution of the Business Combination Agreement, in connection with financing activities related to the Business Combination, AACT entered into the PIPE Subscription Agreements. Under the terms and conditions of the PIPE Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase shares of PIPE Stock from Kodiak. As of August
18
, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus, PIPE Investors have subscribed for $60.0 million of PIPE Stock. AACT may enter into PIPE Subscription Agreements with additional PIPE Investors prior to the closing of the Business Combination. The base purchase price per share for the PIPE Stock will equal the Redemption Price, subject to adjustment such that the purchase price per share will be 90% of the Redemption Price for any PIPE Investor that subscribes for $50.0 million or more of PIPE Stock. The closing of the PIPE Investments is conditioned upon, among other things, the completion or concurrent consummation of the Business Combination. For more information, see “
The Business Combination Proposal—Related Agreements—PIPE Subscription Agreements.”
Lockup Restrictions
Pursuant to the Proposed Bylaws, for a period of one year following the Closing unless Kodiak completes a liquidation, merger, stock exchange or other similar transaction that results in all of Kodiak’s stockholders having the right to exchange their shares of Kodiak capital stock for cash, securities or other property prior to the expiration of such period, the holders of shares of Kodiak Common Stock: (i) issued as consideration in the Business Combination, including the Earn Out Securities and the Sponsor Earn Out Securities; (ii) issued upon the exercise of options or warrants following the Closing in respect of Legacy Kodiak Options or Legacy Kodiak Warrants that have become Exchanged Kodiak Options or Assumed Kodiak Warrants in connection with the Business Combination; (iii) issued to or owned by the Sponsor or by any directors or officers of AACT as of immediately prior to the Closing; or (iv) issued to directors, officers or employees of Kodiak or its subsidiaries (other than in connection with Kodiak Common Stock issued pursuant to Kodiak’s employee stock purchase plan) (such shares described in the foregoing clauses (i) through (iv), the “
Lockup Shares
”), may not, without the prior written consent of the Kodiak Board (including, for the avoidance of doubt, a duly authorized committee of the Kodiak Board): (A) exchange, transfer, assign, lend, sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act with respect to, any Lockup Shares, or any right or interest therein; (B) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Lockup Shares, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise; (C) take any action in furtherance of any of the matters described in clause (A) or (B); or (D) publicly announce any intention to effect any transaction specified in clause (A) or (B).
The Proposed Bylaws provide for certain customary permitted transfers, including transfers to certain affiliates, family members or for estate planning purposes. Further, if the closing price of Kodiak Common Stock equals or exceeds $12.00 for 20 of 30 consecutive trading days commencing at least 150 days after Closing, then the transfer restrictions applicable to the Lockup Shares will expire. Notwithstanding the foregoing, the Kodiak Board may grant a discretionary waiver or termination of the lockup restrictions. Any such discretionary waiver or termination shall apply to each other holder of Lockup Shares in the same proportion that the number of shares of Kodiak Common Stock (or shares issued upon the exercise, exchange or conversion of shares of Kodiak Common Stock, as applicable) held by the applicable holder whose restrictions are terminated or waived bears to the number of shares of Kodiak Common Stock (or such other shares) held by such other holder of Lockup Shares (a “
Pro-rata Release
”). A Pro-rata Release shall not apply in the case of an early release from the lockup restrictions if such early release is made (i) on the closing date of the Business Combination, (ii) as to any holder of Lockup Shares, with respect to an aggregate number of shares with a fair market value of less than $100,000 based on the closing price of one share of Kodiak Common Stock on the trading day immediately prior to such release, or (iii) due to circumstances of an emergency or hardship, each as determined by the Kodiak Board or any duly authorized committee thereof in its sole judgment.
AACT and Legacy Kodiak have agreed that upon the Closing, the Kodiak Board will waive the lockup restrictions with respect to shares of Kodiak Common Stock to be issued upon the conversion of the Second Lien Loans, other than those shares of Kodiak Common Stock to be issued to the Sponsor Affiliate Investor with respect to the initial Second Lien Loans provided by the Sponsor Affiliate Investor or to any Kodiak Director.